GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Since the January 2012 restructuring announcement, we spent significant time analyzing our operations, organizational structure, and portfolio of products and services. As a result, in 2012, we combined the Commercial, Financial Services, and Industrial business units into one consolidated business unit, Business Solutions.
We determined that our two reportable segments after reorganization, Healthcare and Business Solutions, are also our two reporting units for purposes of goodwill impairment testing. The following table summarizes the revised allocation of goodwill.

	Healthcare	Business Solutions	Financial Services	Commercial	Industrial	Total
Goodwill at January 2, 2011	$2,385	$—	$1,743	$1,296	$1,133	$6,557
Acquisitions	899	—	—	—	—	899
Goodwill at January 1, 2012	3,284	—	1,743	1,296	1,133	7,456
Reallocation of goodwill	—	4,172	(1,743)	(1,296)	(1,133)	—
Goodwill at December 30, 2012	$3,284	$4,172	$—	$—	$—	$7,456

We performed the annual impairment test of goodwill for all our reporting units in the second quarter of 2012 and 2011, following a quantitative approach. In performing our 2012 impairment test, we first considered the option of the qualitative approach and determined that it was not appropriate for the current year due to continuing changes in our business, current restructuring activities, and recent changes to our reporting units. The goodwill tests did not result in any impairment.
Identifiable intangible assets consist of the following:

	December 30, 2012		January 1, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Intangible Assets with Determinable Lives
Patents	$2,916	$(1,042)	$2,916	$(891)
Customer relationships	2,610	(783)	2,610	(261)
Software technology	2,650	(568)	2,650	(189)
Trademark	129	(28)	129	(9)
Non-compete agreement	100	(51)	100	(32)

Total	$8,405	$(2,472)	$8,405	$(1,382)

Amortization expense for intangible assets was $1,090, $631, and $101 for 2012, 2011, and 2010.  Estimated amortization expense for the next five years is as follows: $960 in 2013, $829 in 2014, $817 in 2015, $809 in 2016, and $809 in 2017.